File# 1-10764
CERT NYS

Parasnand Madho
Director
Corporate Actions & Market Watch

13002564

NYSE EURONEXT

Received SEC

MAY 31 2013

Washington, DC 20549

May 31, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Entergy Arkansas, Inc., First Mortgage Bonds, 4.75% Series Due June 1, 2063, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 29, 2013. Tentative listing date – June 6, 2013.

Sincerely,

Paras Madho

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com